Business Segment Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

In thousands	2013	2012
Revenues:
Digital display sales	$ 2,451	$ 3,837
Digital display lease and maintenance	1,645	1,768
Total revenues	$ 4,096	$ 5,605
Operating (loss) income:
Digital display sales	$(1,008)	$(1,141)
Digital display lease and maintenance	262	217
Corporate general and administrative expenses	(463)	(718)
Total operating loss	(1,209)	(1,642)
Interest expense, net	(41)	(51)
Gain on debt extinguishment	-	4
Change in warrant liabilities	(68)	108
Loss from continuing operations before income taxes	(1,318)	(1,581)
Income tax expense	(8)	(7)
Loss from continuing operations	$(1,326)	$(1,588)

In thousands	2012	2011
Revenues:
Digital display sales	$16,065	$15,990
Digital display lease & maintenance	6,956	7,767
Total revenues	$23,021	$23,757
Operating income (loss):
Digital display sales	$(2,822)	$ (2,590)
Digital display lease & maintenance	697	319
Corporate general and administrative expenses	(2,785)	(2,635)
Total operating loss	(4,910)	(4,906)
Interest expense, net	(297)	(1,217)
Gain on debt extinguishment	60	8,796
Change in warrant liabilities	4,041	(3,655)
Loss from continuing operations before income taxes	(1,106)	(982)
Income tax (expense) benefit	(23)	8
Loss from continuing operations	(1,129)	(974)
Loss from discontinued operations	(236)	(444)
Net loss	$(1,365)	$ (1,418)
Assets:
Digital display sales	$ 6,504	$ 7,460
Digital display lease & maintenance	13,677	17,386
Total identifiable assets	20,181	24,846
General corporate	1,164	1,109
Total assets	$21,345	$25,955
Depreciation and amortization:
Digital display sales	$ 135	$ 179
Digital display lease & maintenance	3,804	4,303
General corporate	165	66
Total depreciation and amortization	$ 4,104	$ 4,548
Capital expenditures:
Digital display sales	$ 62	$ 37
Digital display lease & maintenance	487	430
General corporate	7	5
Total capital expenditures	$ 556	$ 472